Investments in Associates - Summary of Movements in Investments in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [abstract]
At January 1	¥ 1,654	¥ 1,536
Additions		47
Share of results of associates	170	202	¥ 148
Share of revaluation on equity investments held by an associate	(24)	10	(1)
Dividend received during the year	(104)	(141)
At December 31	¥ 1,696	¥ 1,654	¥ 1,536